Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2021
Basis of presentation [Abstract]
Significant operating subsidiary	The significant operating subsidiary of the Company included in the consolidated financial statements is as follows:
% Ownership
Hut 8 Holdings Inc.	100%